UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: June 30

Date of reporting period: January 1, 2015 – March 31, 2015

Item 1.  Schedule of Investments.

ACUITAS INTERNATIONAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2015

Shares	Security Description	Value

Common Stock - 96.1%
Australia - 1.6%
163,886	Decmil Group, Ltd.	$158,526
72,800	Echo Entertainment Group, Ltd.	250,625
33,726	GrainCorp, Ltd., Class A	241,718
4,543	Sandfire Resources NL	15,294
27,580	Sigma Pharmaceuticals, Ltd.	18,696
15,450	Transfield Services, Ltd. (a)	16,063
		700,922
Austria - 1.9%
450	ams AG	21,601
14,528	BUWOG AG (a)	298,522
3,529	Oesterreichische Post AG	173,791
11,410	Palfinger AG	301,685
533	Semperit AG Holding	25,045
		820,644
Belgium - 1.0%
11,752	AGFA-Gevaert NV (a)	27,105
2,227	Cie d'Entreprises CFE	242,092
2,405	Melexis NV	143,522
		412,719
Brazil - 1.8%
78,880	BR Properties SA	326,242
37,900	Mahle-Metal Leve SA	234,296
87,934	MRV Engenharia e Participacoes SA	219,590
		780,128
Canada - 3.6%
39,250	Canam Group, Inc.	384,272
27,700	Cardinal Energy, Ltd.	318,434
16,430	Finning International, Inc.	305,626
37,800	Precision Drilling Corp.	239,953
27,430	Whitecap Resources, Inc.	310,998
		1,559,283
Cayman Islands - 0.9%
84,990	Green Seal Holding, Ltd.	387,059

China - 2.6%
170,000	Beijing Capital International Airport Co., Ltd., Class H	165,776
442,525	China Lesso Group Holdings, Ltd.	261,999
759,900	China ZhengTong Auto Services Holdings, Ltd.	359,726
234,000	Zhejiang Expressway Co., Ltd., Class H	310,284
		1,097,785
Denmark - 1.2%
2,445	Bavarian Nordic A/S (a)	125,616
10,706	D/S Norden A/S (a)	228,799
2,250	NKT Holding A/S	144,060
		498,475
Faroe Islands - 0.0%
872	Bakkafrost P/F	18,889

Finland - 0.1%
2,891	Sponda OYJ	12,403
4,764	Technopolis OYJ	21,463
		33,866
France - 3.0%
768	Cegedim SA (a)	26,013
20,424	Derichebourg SA (a)	62,676
4,320	Eurazeo SA	296,496
95,556	EuropaCorp (a)	449,003
3,520	Saft Groupe SA	129,594

Shares	Security Description	Value

9,346	Technicolor SA (a)	$60,356
6,932	Vallourec SA	169,384
2,604	Vetoquinol SA	101,078
		1,294,600
Georgia - 0.7%
11,820	Bank of Georgia Holdings PLC	304,211

Germany - 8.5%
4,400	Aareal Bank AG	185,909
650	Amadeus Fire AG	51,510
3,970	Aurubis AG	225,262
11,590	Carl Zeiss Meditec AG	303,391
770	Cewe Stiftung & Co. KGAA	48,973
90,030	Deutz AG	379,475
9,162	Dialog Semiconductor PLC (a)	414,401
5,696	Duerr AG	627,774
951	Homag Group AG	36,689
2,969	Krones AG	309,441
675	Nemetschek AG	87,531
18,151	Nordex SE (a)	369,649
4,362	Rheinmetall AG	211,084
4,219	Stroeer Media SE	144,646
8,200	Surteco SE	242,469
		3,638,204
Gibraltar - 0.8%
63,044	888 Holdings PLC	142,150
171,390	Bwin.Party Digital Entertainment PLC	204,027
		346,177
Greece - 0.5%
44,290	Hellenic Exchanges - Athens Stock Exchange SA Holding	222,399

Hong Kong - 4.8%
125,000	Brightoil Petroleum Holdings, Ltd. (a)	42,405
56,255	China Cord Blood Corp. (a)	287,463
436,112	Dah Chong Hong Holdings, Ltd.	214,887
1,897,200	Dorsett Hospitality International, Ltd.	301,001
80,000	Emperor International Holdings, Ltd.	17,852
71,000	Far East Consortium International, Ltd.	27,016
53,000	Huabao International Holdings, Ltd.	39,446
58,000	IT, Ltd.	19,302
402,000	Ju Teng International Holdings, Ltd.	234,377
238,500	Lifestyle International Holdings, Ltd.	425,154
3,500	Orient Overseas International, Ltd.	21,354
3,118,996	REXLot Holdings, Ltd.	233,342
92,500	SmarTone Telecommunications Holdings, Ltd.	176,585
		2,040,184
Ireland - 0.8%
12,776	Smurfit Kappa Group PLC	360,607

Isle Of Man - 0.9%
34,160	Playtech PLC	394,236

Italy - 2.4%
21,242	Ansaldo STS SpA	215,385
7,550	Banca Generali SpA	236,806
8,137	Biesse SpA	139,814
10,450	Brembo SpA	427,207
		1,019,212
Japan - 23.6%
105,200	Akebono Brake Industry Co., Ltd.	385,942
11,500	Arcs Co., Ltd.	276,245

ACUITAS INTERNATIONAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2015

Shares	Security Description	Value

2,300	BML, Inc.	$65,394
3,400	Cawachi, Ltd.	59,305
19,000	Chiyoda Corp.	162,855
27,000	Chugoku Marine Paints, Ltd.	244,707
25,000	Daihen Corp.	123,192
1,100	Daikokutenbussan Co., Ltd.	45,216
8,900	Daiseki Co., Ltd.	160,955
18,000	Daiwabo Holdings Co., Ltd.	28,966
55,000	Denki Kagaku Kogyo KK	217,368
39,400	EDION Corp.	296,974
18,000	EPS Holdings, Inc.	212,965
23,400	FIDEA Holdings Co., Ltd.	42,533
24,500	Funai Electric Co., Ltd. (a)	282,720
12,300	Happinet Corp.	146,654
5,000	Hitachi Construction Machinery Co., Ltd.	87,631
55,600	Hitachi Zosen Corp.	287,422
4,700	Hogy Medical Co., Ltd.	231,209
13,200	IT Holdings Corp.	241,361
17,000	J-Oil Mills, Inc.	59,249
80,100	JVC Kenwood Corp. (a)	246,441
3,200	Kaga Electronics Co., Ltd.	39,088
60,000	Kanematsu Corp.	87,547
1,900	Kato Sangyo Co., Ltd.	39,494
2,900	Kokuyo Co., Ltd.	27,154
4,400	Kura Corp.	163,072
26,900	Kyowa Exeo Corp.	289,107
36,500	Makino Milling Machine Co., Ltd.	311,027
30,000	Marudai Food Co., Ltd.	102,055
13,980	Marui Group Co., Ltd.	159,109
8,200	Matsumotokiyoshi Holdings Co., Ltd.	292,625
2,500	Mitsumi Electric Co., Ltd.	18,614
181,800	Monex Group, Inc.	486,579
7,000	Morinaga Milk Industry Co., Ltd.	26,614
6,000	Nabtesco Corp.	174,094
5,500	NEC Networks & System Integration Corp.	110,885
27,300	NET One Systems Co., Ltd.	186,651
1,200	Nitto Kogyo Corp.	22,372
4,400	Pal Co., Ltd.	125,468
38,700	Pioneer Corp. (a)	70,666
50,900	Round One Corp.	289,014
8,600	Ryosan Co., Ltd.	211,675
13,800	Saizeriya Co., Ltd.	267,175
7,000	Sakai Chemical Industry Co., Ltd.	22,821
7,000	Sanshin Electronics Co., Ltd.	58,073
22,000	Sanyo Shokai, Ltd.	56,681
2,204	Ship Healthcare Holdings, Inc.	50,370
17,300	Star Micronics Co., Ltd.	242,908
48,000	Sumitomo Heavy Industries, Ltd.	314,971
12,850	Sumitomo Real Estate Sales Co., Ltd.	349,817
38,000	Takuma Co., Ltd.	298,462
4,800	Tatsuta Electric Wire and Cable Co., Ltd.	20,371
6,000	The Juroku Bank, Ltd.	22,062
71,000	The Nishi-Nippon City Bank, Ltd.	206,604
56,000	The Nisshin Oillio Group, Ltd.	208,246
9,000	The Shikoku Bank, Ltd.	18,535
4,300	Toppan Forms Co., Ltd.	48,831
21,000	Toyo Kanetsu KK	39,922
5,400	Warabeya Nichiyo Co., Ltd.	100,584
4,000	Yamazaki Baking Co., Ltd.	72,272
5,000	Yuasa Trading Co., Ltd.	104,765
23,900	Yushin Precision Equipment Co., Ltd.	483,839
		10,125,523

Shares	Security Description	Value

Malaysia - 0.5%
32,400	Berjaya Sports Toto Bhd	$29,395
312,200	Supermax Corp. Bhd	177,027
		206,422
Malta - 0.3%
2,370	Unibet Group PLC, SDR	130,028

Mexico - 1.4%
504,196	Consorcio ARA SAB de CV (a)	210,887
51,841	Grupo Simec SAB de CV, Class B (a)	141,757
9,729	Industrias Bachoco SAB de CV (a)	40,412
99,920	TF Administradora Industrial S de RL de CV REIT (a)	202,415
		595,471
Netherlands - 1.3%
9,957	BE Semiconductor Industries NV	319,743
13,189	Delta Lloyd NV	248,743
		568,486
Norway - 1.2%
44,932	Austevoll Seafood ASA	240,397
531,856	Dolphin Group AS (a)	115,539
7,709	Salmar ASA	111,008
5,624	Veidekke ASA	65,974
		532,918
Poland - 0.6%
5,490	Budimex SA	236,000

Portugal - 0.7%
83,620	Mota-Engil SGPS SA	309,299

Republic Of South Korea - 2.1%
24,686	Bixolon Co., Ltd.	280,358
21,519	DGB Financial Group, Inc.	234,693
769	Hanjin Transportation Co., Ltd.	44,430
546	Hyundai Elevator Co., Ltd. (a)	38,239
1,495	KT Hitel Co., Ltd. (a)	19,472
920	S&T Motiv Co., Ltd.	45,525
404	S-1 Corp.	30,552
648	Silicon Works Co., Ltd.	22,808
10,019	SL Corp.	168,872
		884,949
Singapore - 0.8%
397,800	Keppel DC REIT (a)	298,564
15,900	SATS, Ltd.	35,685
		334,249
South Africa - 0.4%
92,484	Group Five, Ltd.	191,693

Spain - 1.3%
11,504	Almirall SA (a)	211,769
12,600	Ebro Foods SA	235,196
7,517	Papeles y Cartones de Europa SA	40,898
11,568	Zeltia SA (a)	50,314
		538,177
Sweden - 3.2%
3,603	Axfood AB	190,564
6,813	Clas Ohlson AB, Class B	110,951
1,976	Duni AB, Class A	28,508
2,974	Fastighets AB Balder, Class B (a)	50,418
11,236	Haldex AB	169,933
638	Intrum Justitia AB	17,928
13,607	JM AB	453,769
20,963	Klovern AB, Class A	24,341

ACUITAS INTERNATIONAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2015

Shares	Security Description	Value

6,981	Mycronic AB (a)	$43,367
5,805	Nobia AB	51,363
28,135	Peab AB	221,822
		1,362,964
Switzerland - 3.8%
3,330	Coltene Holding AG	256,141
232	Forbo Holding AG (a)	276,691
6,920	Gategroup Holding AG	233,918
572	Georg Fischer AG	391,418
46	Kaba Holding AG, Class B	27,714
17,516	Logitech International SA	231,612
1,114	Rieter Holding AG (a)	176,993
486	Vontobel Holding AG, Class R	20,629
		1,615,116
Taiwan - 4.2%
71,000	Ability Enterprise Co., Ltd.	39,936
29,060	Airtac International Group	233,112
28,000	Alpha Networks, Inc.	18,792
114,400	Chicony Electronics Co., Ltd.	321,007
275,300	China Life Insurance Co., Ltd.	239,755
43,770	Cleanaway Co., Ltd.	244,099
15,000	Elite Semiconductor Memory Technology, Inc.	23,945
215,328	King's Town Bank Co., Ltd.	206,107
9,000	Shin Zu Shing Co., Ltd.	23,701
13,000	Sitronix Technology Corp.	47,363
16,000	Soft-World International Corp.	44,027
198,000	Teco Electric and Machinery Co., Ltd.	188,571
82,000	Wan Hai Lines, Ltd.	101,157
65,000	Win Semiconductors Corp.	89,014
		1,820,586
Thailand - 0.5%
35,300	Thai Stanley Electric PCL, Class F	216,421

Turkey - 0.3%
184,868	Turkiye Sinai Kalkinma Bankasi AS	141,558

United Arab Emirates - 0.6%
30,827	Dragon Oil PLC	272,772

United Kingdom - 11.3%
128,080	Arrow Global Group PLC	470,710
1,442	Bellway PLC	42,375
13,496	Berendsen PLC	223,623
9,511	Betfair Group PLC	315,328
21,562	Bovis Homes Group PLC	298,261
63,000	Cambian Group PLC (a)	217,748
18,774	Domino's Pizza Group PLC	215,972
4,796	Go-Ahead Group PLC	165,765
15,151	Greggs PLC	229,694
15,122	Halfords Group PLC	103,367
14,139	Kennedy Wilson Europe Real Estate PLC	230,502
399,470	McBride PLC	549,612
41,000	Michael Page International PLC	317,173
40,876	N Brown Group PLC	192,942
31,635	Novae Group PLC	335,061
49,558	Pace PLC	253,624
82,569	QinetiQ Group PLC	233,820
146,880	Stock Spirits Group PLC	449,926
		4,845,503
United States - 0.4%
26,819	APR Energy PLC	151,475

Shares	Security Description	Value

Virgin Islands, British - 0.5%
272,968	Symphony International Holdings, Ltd.	$223,493
Total Common Stock (Cost $40,977,148)		41,232,703

Shares	Security Description	Rate	Value

Preferred Stock - 0.7%
Brazil - 0.7%
154,600	Cia de Saneamento do Parana	0.16%	247,046
5,319	Cia de Transmissao de Energia Eletrica Paulista	1.02	66,730
			313,776
Total Preferred Stock (Cost $369,652)			313,776

Shares	Security Description	Value

Money Market Funds - 2.8%
1,202,101	Short-Term Investments Trust Liquid Asset Portfolio, 0.01% (b) (Cost $1,202,101)	1,202,101
Total Investments - 99.6% (Cost $42,548,901)*		$42,748,580
Other Assets & Liabilities, Net – 0.4%		178,394
Net Assets – 100.0%		$42,926,974

PCL           Public Company Limited
PLC           Public Limited Company
REIT         Real Estate Investment Trust
SDR          Swedish Depositary Receipt
(a)             Non-income producing security.
(b)            Variable rate security. Rate presented is as of March 31, 2015.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$2,751,757
Gross Unrealized Depreciation	(2,552,078)
Net Unrealized Appreciation	$199,679

ACUITAS INTERNATIONAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2015

As of March 31, 2015, the Acuitas International Small Cap Fund had the following forward currency contracts outstanding:
Contracts to Sell		Settlement Date	Settlement Value	Net Unrealized Depreciation
(41,378)	Canadian Dollars	04/06/15	$32,683	$(85)

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments and liabilities as of March 31, 2015.

Level 1	Level 2	Level 3	Total

Assets
Investments At Value
Common Stock
Australia	$700,922	$-	$-	$700,922
Austria	820,644	-	-	820,644
Belgium	412,719	-	-	412,719
Brazil	780,128	-	-	780,128
Canada	1,559,283	-	-	1,559,283
Cayman Islands	387,059	-	-	387,059
China	1,097,785	-	-	1,097,785
Denmark	498,475	-	-	498,475
Faroe Islands	18,889	-	-	18,889
Finland	33,866	-	-	33,866
France	1,294,600	-	-	1,294,600
Georgia	304,211	-	-	304,211
Germany	3,638,204	-	-	3,638,204
Gibraltar	346,177	-	-	346,177
Greece	222,399	-	-	222,399
Hong Kong	2,040,184	-	-	2,040,184
Ireland	360,607	-	-	360,607
Isle Of Man	394,236	-	-	394,236
Italy	1,019,212	-	-	1,019,212
Japan	10,125,523	-	-	10,125,523
Malaysia	206,422	-	-	206,422
Malta	130,028	-	-	130,028
Mexico	595,471	-	-	595,471
Netherlands	568,486	-	-	568,486
Norway	532,918	-	-	532,918
Poland	236,000	-	-	236,000
Portugal	309,299	-	-	309,299
Republic Of South Korea	884,949	-	-	884,949
Singapore	334,249	-	-	334,249
South Africa	191,693	-	-	191,693
Spain	538,177	-	-	538,177
Sweden	1,362,964	-	-	1,362,964
Switzerland	1,615,116	-	-	1,615,116
Taiwan	1,820,586	-	-	1,820,586
Thailand	216,421	-	-	216,421
Turkey	141,558	-	-	141,558
United Arab Emirates	272,772	-	-	272,772
United Kingdom	4,845,503	-	-	4,845,503
United States	151,475	-	-	151,475
Virgin Islands, British	223,493	-	-	223,493
Preferred Stock
Brazil	313,776	-	-	313,776

ACUITAS INTERNATIONAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2015

Level 1	Level 2	Level 3	Total

Money Market Funds	$-	$1,202,101	$-	$1,202,101
Total Investments At Value	$41,546,479	$1,202,101	$-	$42,748,580
Total Assets	$41,546,479	$1,202,101	$-	$42,748,580

Liabilities:
Other Financial Instruments**
Forward Currency Contract	-	(85)	-	(85)
Total Liabilities	$-	$(85)	$-	$(85)

**Other Financial Instruments are derivative instruments not reflected in the schedule of investments, such as forward currency contracts, which are valued at unrealized appreciation  (depreciation) of the instrument at period end.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended March 31, 2015.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

ACUITAS U.S. MICROCAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2015

Shares	Security Description	Value

Common Stock - 95.2%
Consumer Discretionary - 17.1%
14,433	Build-A-Bear Workshop, Inc. (a)	$283,609
3,337	Carmike Cinemas, Inc. (a)	112,123
12,157	Chuy's Holdings, Inc. (a)	273,897
3,954	Core-Mark Holding Co., Inc.	254,321
48,590	Crown Crafts, Inc.	377,544
24,100	Culp, Inc.	644,675
8,200	El Pollo Loco Holdings, Inc. (a)	210,002
7,456	Ethan Allen Interiors, Inc.	206,084
11,300	Isle of Capri Casinos, Inc. (a)	158,765
10,044	Jamba, Inc. (a)	147,747
18,406	MDC Partners, Inc., Class A	521,810
6,800	Modine Manufacturing Co. (a)	91,596
4,500	Nautilus, Inc. (a)	68,715
4,500	Perry Ellis International, Inc. (a)	104,220
5,100	Saga Communications, Inc., Class A	227,154
20,044	Sequential Brands Group, Inc. (a)	214,471
24,400	Skullcandy, Inc. (a)	275,720
5,600	Sonic Automotive, Inc., Class A	139,440
4,200	Stage Stores, Inc.	96,264
63,600	Tandy Leather Factory, Inc. (a)	560,952
4,300	The Marcus Corp.	91,547
6,400	Tower International, Inc. (a)	170,240
8,050	Winmark Corp.	704,939
		5,935,835
Consumer Staples - 7.1%
18,100	ACCO Brands Corp. (a)	150,411
3,300	Calavo Growers, Inc.	169,686
12,907	Carriage Services, Inc.	308,090
9,500	Central Garden and Pet Co., Class A (a)	100,890
8,300	Global Cash Access Holdings, Inc. (a)	63,246
23,073	Inventure Foods, Inc. (a)	258,187
21,050	John B Sanfilippo & Son, Inc. (a)	907,255
9,400	K12, Inc. (a)	147,768
12,500	Resources Connection, Inc.	218,750
14,371	SunOpta, Inc. (a)	152,620
		2,476,903
Energy - 1.2%
10,500	Natural Gas Services Group, Inc. (a)	201,810
31,668	PetroQuest Energy, Inc. (a)	72,836
2,600	REX American Resources Corp. (a)	158,106
		432,752
Financial - 13.7%
34,800	Arbor Realty Trust, Inc. REIT	242,904
30,250	Atlas Financial Holdings, Inc. (a)	534,518
11,400	Berkshire Hills Bancorp, Inc.	315,780
2,950	Cass Information Systems, Inc.	165,613
45,550	Customers Bancorp, Inc. (a)	1,109,598
1,960	Diamond Hill Investment Group, Inc. (a)	313,600
2,500	Financial Institutions, Inc.	57,325
14,900	First Merchants Corp.	350,746
14,700	MainSource Financial Group, Inc.	288,708
3,200	Piper Jaffray Cos. (a)	167,872
6,700	Premier Financial Bancorp, Inc.	102,041
24,808	Pzena Investment Management, Inc., Class A	227,489
13,600	Stock Yards Bancorp, Inc.	468,248
12,300	Summit Hotel Properties, Inc. REIT	173,061
13,000	Walker & Dunlop, Inc. (a)	230,490
		4,747,993

Shares	Security Description	Value

Healthcare - 19.6%
2,218	ABIOMED, Inc. (a)	$158,764
33,400	Addus HomeCare Corp. (a)	768,868
19,700	Affymetrix, Inc. (a)	247,432
2,100	Almost Family, Inc. (a)	93,891
1,900	AMAG Pharmaceuticals, Inc. (a)	103,854
8,300	Amicus Therapeutics, Inc. (a)	90,304
3,700	Ardelyx, Inc. (a)	48,433
12,309	BioDelivery Sciences International, Inc. (a)	129,245
2,000	BioSpecifics Technologies Corp. (a)	78,300
10,500	Cambrex Corp. (a)	416,115
9,240	Capital Senior Living Corp. (a)	239,686
1,458	Cynosure, Inc., Class A (a)	44,717
2,800	Eagle Pharmaceuticals, Inc. (a)	117,292
2,500	Emergent Biosolutions, Inc. (a)	71,900
52,700	Enzo Biochem, Inc. (a)	155,465
9,889	Flamel Technologies, ADR (a)	177,804
10,500	Genesis Healthcare, Inc. (a)	74,760
7,581	GenVec, Inc. (a)	22,288
35,500	Harvard Bioscience, Inc. (a)	206,610
7,200	Heska Corp. (a)	185,616
4,700	Infinity Pharmaceuticals, Inc. (a)	65,706
3,000	MacroGenics, Inc. (a)	94,110
15,618	Natus Medical, Inc. (a)	616,442
43,965	NeoGenomics, Inc. (a)	205,317
15,782	Omega Protein Corp. (a)	216,056
4,702	Osiris Therapeutics, Inc. (a)	82,661
1,600	OvaScience, Inc. (a)	55,568
8,500	PharMerica Corp. (a)	239,615
3,600	Prothena Corp. PLC (a)	137,304
400	Receptos, Inc. (a)	65,956
11,003	Repligen Corp. (a)	334,051
29,000	SciClone Pharmaceuticals, Inc. (a)	256,940
4,794	Supernus Pharmaceuticals, Inc. (a)	57,960
3,894	T2 Biosystems, Inc. (a)	60,435
17,278	TearLab Corp. (a)	34,383
1,410	Tetraphase Pharmaceuticals, Inc. (a)	51,662
9,500	Triple-S Management Corp., Class B (a)	188,860
8,350	Utah Medical Products, Inc.	499,831
3,919	Vascular Solutions, Inc. (a)	118,824
		6,813,025
Industrial - 15.5%
5,700	Advanced Energy Industries, Inc. (a)	146,262
4,968	Bel Fuse, Inc.	94,541
16,300	Chase Corp.	712,799
12,700	Core Molding Technologies Inc (a)	217,805
6,800	Ducommun, Inc. (a)	176,120
20,100	Graham Corp.	481,797
2,766	Huron Consulting Group, Inc. (a)	182,971
2,800	Lydall, Inc. (a)	88,816
11,309	Marten Transport, Ltd.	262,369
10,068	Newport Corp. (a)	191,896
1,400	Patrick Industries, Inc. (a)	87,178
5,700	Quad/Graphics, Inc.	130,986
25,555	Quality Distribution, Inc. (a)	263,983
2,800	Standex International Corp.	229,964
78,300	Transcat, Inc. (a)	762,642
9,467	Tutor Perini Corp. (a)	221,054
46,416	UFP Technologies, Inc. (a)	1,057,357
1,100	VSE Corp.	90,068
		5,398,608

ACUITAS U.S. MICROCAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2015

Shares	Security Description	Value

Information Technology - 11.5%
22,800	Alpha & Omega Semiconductor, Ltd. (a)	$203,148
57,600	American Software, Inc., Class A	588,672
19,203	Callidus Software, Inc. (a)	243,494
58,000	Ciber Inc (a)	238,960
4,800	DTS, Inc. (a)	163,536
29,250	inContact, Inc. (a)	318,825
49,600	Mattson Technology, Inc. (a)	195,424
20,509	Maxwell Technologies, Inc. (a)	165,303
10,300	Mercury Systems, Inc. (a)	160,165
51,300	Merge Healthcare, Inc. (a)	229,311
8,085	Monotype Imaging Holdings, Inc.	263,894
11,502	PDF Solutions, Inc. (a)	206,116
4,781	Proofpoint, Inc. (a)	283,131
3,523	Qualys, Inc. (a)	163,749
3,714	SPS Commerce, Inc. (a)	249,209
13,400	Sykes Enterprises, Inc. (a)	332,990
		4,005,927
Materials - 3.0%
47,900	Landec Corp. (a)	668,205
25,100	Mercer International, Inc. (a)	385,536
		1,053,741
Telecommunication Services - 6.5%
6,000	Black Box Corp.	125,580
36,418	Boingo Wireless, Inc. (a)	274,592
6,300	Comtech Telecommunications Corp.	182,385
25,147	Dice Holdings, Inc. (a)	224,311
36,092	Entravision Communications Corp., Class A	228,462
12,000	Inteliquent, Inc.	188,880
13,233	Perficient, Inc. (a)	273,791
21,092	Premiere Global Services, Inc. (a)	201,640
89,100	TeleCommunication Systems, Inc., Class A (a)	341,253
45,100	Vonage Holdings Corp. (a)	221,441
Total Common Stock (Cost $29,589,537)		2,262,335
		33,127,119

Investment Companies - 1.7%
4,271	PowerShares S&P SmallCap Health Care Portfolio	294,400
1,374	SPDR S&P Biotech ETF	309,837
Total Investment Companies (Cost $468,971)		604,237

Money Market Fund - 3.2%
1,095,304	Short-Term Investments Trust Liquid Asset Portfolio, 0.01% (b) (Cost $1,095,304)	1,095,304
Total Investments - 100.1% (Cost $31,153,812)*		$34,826,660
Other Assets & Liabilities, Net – (0.1)%		(46,704)
Net Assets – 100.0%		$34,779,956

ADR         American Depositary Receipt
ETF           Exchange Traded Fund
PLC           Public Limited Company
REIT         Real Estate Investment Trust
(a)             Non-income producing security.
(b)             Variable rate security. Rate presented is as of March 31, 2015.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$4,887,048
Gross Unrealized Depreciation	(1,214,200)
Net Unrealized Appreciation	$3,672,848

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2015.

Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$33,731,356
Level 2 - Other Significant Observable Inputs	1,095,304
Level 3 - Significant Unobservable Inputs	-
Total	$34,826,660

The Level 1 value displayed in this table is Common Stock and Investment Companies. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by type.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended March 31, 2015.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
((a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report

 (b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS                                II

By:           /s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:       5/11/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:          /s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:       5/11/15

By:          /s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:       5/11/15